RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	8 Months Ended
Dec. 31, 2020
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Summarizes the effects of the restatement on the financial statements

The table below summarizes the effects of the restatement on the financial statements for all periods being restated:

	As
	Previously	As
	Reported	Adjustments	Restated

Balance sheet as of August 3, 2020 (audited)
Total Liabilities	$72,450,000	$83,422,000	$155,872,000
Class A Common Stock Subject to Possible Redemption	1,998,159,110	(83,422,000)	1,914,737,110
Class A Common Stock	718	835	1,553
Additional Paid-in Capital	4,995,112	2,166,701	7,161,813
Accumulated Deficit	(1,000)	(2,167,536)	(2,168,536)
Shareholders’ Equity	5,000,005	—	5,000,005

Number of shares subject to redemption	199,815,911	(8,342,200)	191,473,711

Balance sheet as of September 30, 2020 (unaudited)
Total Liabilities	$72,483,333	$135,402,500	$207,885,833
Class A Common Stock Subject to Possible Redemption	1,998,003,495	(135,402,500)	1,862,600,995
Class A Common Stock	721	1,354	2,075
Additional Paid-in Capital	5,150,724	54,146,682	59,297,406
Accumulated Deficit	(156,614)	(54,148,036)	(54,304,650)
Shareholders’ Equity	5,000,006	—	5,000,006

Number of shares subject to redemption	199,787,373	(13,539,371)	186,248,002

Balance sheet as of December 31, 2020 (audited)
Total Liabilities	$73,978,373	$142,200,500	$216,178,873
Class A Common Stock Subject to Possible Redemption	1,995,638,270	(142,200,500)	1,853,437,770
Class A Common Stock	744	1,422	2,166
Additional Paid-in Capital	7,515,926	60,944,614	68,460,540
Accumulated Deficit	(2,521,839)	(60,946,036)	(63,467,875)
Shareholders’ Equity	5,000,006	—	5,000,006

Number of shares subject to redemption	199,563,827	(14,220,050)	185,343,777

Statement of Operations for the three Month Ended September 30, 2020 (unaudited)
Net loss	$(155,614)	$(54,148,036)	$(54,303,650)
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	199,815,911	(8,342,200)	191,473,711
Basic and diluted net income per share, Class A common stock subject to possible redemption	0.00	0.00	0.00
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	53,784,534	5,259,213	59,043,747
Basic and diluted net loss per share, Non-redeemable common stock	0.00	(0.92)	(0.92)

Statement of Operations for the period from April 30, 2020 (inception) to September 30, 2020 (unaudited)
Net loss	$(156,614)	$(54,148,036)	$(54,304,650)
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	199,815,911	(8,342,200)	191,473,711
Basic and diluted net income per share, Class A common stock subject to possible redemption	0.00	0.00	0.00
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	51,169,291	3,693,493	54,862,784
Basic and diluted net loss per share, Non-redeemable common stock	0.00	(0.99)	(0.99)

Statement of Operations for the period from April 30, 2020 (inception) to December 31, 2020 (audited)
Net loss	$(2,521,839)	$(60,946,036)	$(63,467,875)
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	199,798,408	(11,529,798)	188,268,610
Basic and diluted net income per share, Class A common stock subject to possible redemption	0.00	0.00	0.00
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	54,384,479	7,755,470	62,139,949
Basic and diluted net loss per share, Non-redeemable common stock	(0.05)	(0.97)	(1.02)

Statement of Cash Flows for the period from April 30, 2020 (inception) to December 31, 2020 (audited)
Net loss	$(2,521,839)	$(60,946,036)	$(63,467,875)
Loss on warrant liabilities	—	58,778,500	58,778,500
Transaction costs attributable to Initial Public Offering	—	2,167,536	2,167,536
Initial classification of Class A common stock subject to possible redemption	1,998,159,110	(83,422,000)	1,914,737,110
Change in value of Class A common stock subject to possible redemption	(2,520,840)	(58,778,500)	(61,299,340)

Statement of Cash Flows for the period from April 30, 2020 (inception) to September 30, 2020 (unaudited)
Net loss	$(156,614)	$(54,148,036)	$(54,304,650)
Loss on warrant liabilities	—	51,980,500	51,980,500
Transaction costs attributable to Initial Public Offering	—	2,167,536	2,167,536
Initial classification of Class A common stock subject to possible redemption	1,998,159,110	(83,422,000)	1,914,737,110
Change in value of Class A common stock subject to possible redemption	(155,615)	(51,980,500)	(52,136,115)